SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands								1 Months Ended													3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 19, 2023 shares	Sep. 06, 2023 USD ($) $ / shares	Apr. 25, 2023 shares	Mar. 07, 2023 shares	Jan. 30, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	Sep. 15, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($) $ / shares	Oct. 31, 2021 USD ($) shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	May 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares shares	Aug. 31, 2022 shares	Jul. 01, 2022 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													864,000									13,333,333	864,000
Risk free interest rate, share options granted													3.42%
Expected volatility, share options granted													81.92%
Expected dividend as percentage, share options granted													0.00%
Proceeds from borrowings, classified as financing activities																						$ 550,000
Implied value | (per share)																					$ 0.0001					$ 0.0001	$ 0.0001					€ 1	€ 1
Number of shares authorized | shares																					500,000,000					500,000,000	500,000,000						500,000,000		500,000,000
Fair value based on the quoted opening share price																						11,599,000
Fair value of the shares																						16,802,000
Marketable securities held in a trust account																						4,921,000
Trade, other payables and warrants																						$ 10,127,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares											872,418
Aggregate amount of convertible instruments issued											$ 1,350,000
Risk free interest rate, share options granted																						3.99%
Expected volatility, share options granted																						81.03%
Borrowings, interest rate													10.00%										10.00%
Description of approach used to determine discount rates																							Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Bridge loan agreements [member] | Eleven Lenders [Member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants																							$ 3,860,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares																						$ 1.04
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares																						$ 4.0
Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							two years
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	8,938,666			15,270,249								1,774,744	1,774,744					2,000,000
Aggregate amount of convertible instruments issued															$ 569,000	$ 828
Proceeds from common stock																	$ 1,890,000			$ 4,034,000						$ 182,000		$ 5,892,000		$ 6,857,000
Borrowings, interest rate																					4.00%					4.00%	4.00%						4.00%
Proceeds from loans and warrants																										$ 3,310,000		$ 32,000
Exercise price of share warrants | $ / shares														$ 0.4		$ 0.11		$ 0.7	$ 0.351
Implied value | $ / shares																					$ 0					$ 0	$ 0
Number of shares authorized | shares																					167,854,581					167,854,581	167,854,581	165,532,264	165,532,264				167,854,581
Security Matters Limited [Member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																					five years
Warrants to purchase, shares | shares																					215,500
Exercise price of share warrants | $ / shares																					$ 11.50
Security Matters Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares														0.7													$ 0.03		$ 0.35		$ 0.20
Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share warrants | $ / shares														$ 0.8													$ 0.14		$ 0.70		$ 0.70
Security Matters Limited [Member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Description of expected term warrants																												5 years
Expected dividend as percentage, share options granted																												0.00%
Security Matters Limited [Member] | Black scholes pricing model [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																												0.11%
Expected volatility, share options granted																												64.00%
Security Matters Limited [Member] | Black scholes pricing model [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																												3.55%
Expected volatility, share options granted																												118.00%
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued							$ 250,000
Loans maturity date							December 31, 2024
Borrowings, interest rate							15.00%
Discount rate							20.00%															30.70%
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		487,281
Issued capital, ordinary shares												$ 25,000
Percentage of weighted average price of common stock												96.00%
Proceeds from common stock												$ 3,500,000
Description for common stock received and effectiveness of resgistration												(i) USD 1,500 thousand at the initial closing (was received on March 2023) (ii) USD 2,000 thousand upon effectiveness of a registration statement that was filed on March 2023
Number of shares converted | shares		657
Number of issued and outstanding ordinary shares percentage				15.00%
Number of shares authorized | shares				5,082,417
Floor price | $ / shares										$ 1.10
Repayment of debt	$ 1,350,000								$ 450,000	$ 500,000
Pre-paid advance									$ 1,500,000
Debt principal smount								$ 900,000
Payments for promissory notes								$ 250,000
Maturity date								Mar. 07, 2023
Nonadjusting Event [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities																									$ 550,000
Borrowings, interest rate													10.00%										10.00%		10.00%
Description of approach used to determine discount rates																							Each investor has the option to decide that Security Matters Limited will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Nonadjusting Event [Member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							five years
Warrants to purchase, shares | shares																							243,000
Exercise price of share warrants | $ / shares																							$ 11.50
Nonadjusting Event [Member] | Bridge loan agreements [member] | Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							five years
Warrants to purchase, shares | shares																							597,000
Exercise price of share warrants | $ / shares																							$ 11.50
Nonadjusting Event [Member] | Bridge loan agreements [member] | Redeemable Warrants [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Implied value | $ / shares													$ 5.00										$ 5.00
Nonadjusting Event [Member] | Bridge loan agreements [member] | Eleven Lenders [Member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants																							$ 3,860,000
Nonadjusting Event [Member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt conversion price | $ / shares			$ 1.6378
Gross proceeds			$ 2,500,000
Debt principal smount			4,290,000
Loans payable			$ 2,574,000
Discount rate			40.00%
Investor owned percentage			4.99%
Nonadjusting Event [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock												97.00%
Nonadjusting Event [Member] | Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							two years		two years
Nonadjusting Event [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						864,000
Risk free interest rate, share options granted						3.42%
Expected volatility, share options granted						81.92%
Expected dividend as percentage, share options granted						0.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities																									$ 550,000
Borrowings, interest rate																									10.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Isorad Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													864,000										864,000
Description for equity or other funding convertible													Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter
Payments for proceed from receiving equity or other funding convertible into equity													$ 27,000,000
Percentage of cash on exit fee													1.50%
Nonadjusting Event [Member] | Security Matters Limited [Member] | Isorad Ltd [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted													3.42%
Expected volatility, share options granted													81.92%
Description of expected term warrants													3 years
Expected dividend as percentage, share options granted													0.00%
Nonadjusting Event [Member] | Security Matters Limited [Member] | SMX Public Limited Company [member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares												$ 25,000,000
Percentage of weighted average price of common stock												96.00%
Proceeds from common stock												$ 3,500,000
Description for common stock received and effectiveness of resgistration												(i) $1,500 at the initial closing (was received on March 2023) (ii) $2,000 upon effectiveness of a registration statement that was initially filed in March 2023.
Nonadjusting Event [Member] | Security Matters Limited [Member] | SMX Public Limited Company [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock												97.00%
Nonadjusting Event [Member] | Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							250,000
Aggregate amount of convertible instruments issued							$ 250,000
Loans maturity date							December 31, 2024
Percentage of convertible notes							1500.00%
Conversion price | $ / shares							$ 10
Nonadjusting Event [Member] | Convertible Notes [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued											1,350,000
Nonadjusting Event [Member] | Convertible Notes [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							250,000
Aggregate amount of convertible instruments issued							$ 250,000
Loans maturity date							December 31, 2024
Percentage of convertible notes							15.00%
Nonadjusting Event [Member] | Convertible Notes [Member] | Security Matters Limited [Member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of value converted											$ 1,350,000
Number of shares converted | shares					1,000,000